CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net (loss) income	$ (1,904)	$ 570	$ (2,649)
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Depreciation	155	294	481
Share-based compensation	823	564	272
Decrease in allowance for doubtful accounts		(609)
Revaluation of warrants presented at fair value		524	215
Amortization of discount on long-term loan		141	40
Increase (decrease) in severance pay, net	60	(46)	(365)
Decrease (increase) in trade receivables	1,369	(2,632)	3,508
(Increase) decrease in other current assets	(1,782)	(1,101)	366
Increase in inventories	(2,661)	(1,063)	(167)
(Decrease) increase in trade payables	2	1,634	(1,004)
Increase (decrease) in other payables and accrued expenses	476	(920)	937
Decrease of interest on long-term loan		37	27
Increase (decrease) in deferred revenue	112	109	(771)
Net cash (used in) provided by operating activities	(3,350)	(2,498)	890
Cash flows from investing activities:
Purchase of property and equipment	(103)	(56)	(27)
Net cash used in investing activities	(103)	(56)	(27)
Cash flows from financing activities:
Payments of long term loan		(1,333)	(1,167)
Proceeds from issuance of ordinary shares and warrants, net of issuance expenses		5,361
Exercise of warrants	623	353	65
Exercise of options	144	643
Net cash provided by (used in) financing activities	767	5,024	(1,102)
Foreign currency translation adjustments on cash and cash equivalents	(157)
(Decrease) increase in cash and cash equivalents	(2,843)	2,470	(239)
Cash and cash equivalents at beginning of year	5,744	3,274	3,513
Cash and cash equivalents at end of year	2,901	5,744	3,274
Non-cash investing activities:
Purchase of property and equipment on credit	3	8
Property and equipment transferred to be used as inventory		7	40
Inventory transferred to be used as property and equipment	20
Cash paid for interest		$ 95	$ 258